EQUITY	9 Months Ended
Sep. 30, 2021
Equity
EQUITY

21.	EQUITY
21.1.	Capital stock

On September 30, 2021, the subscribed and paid capital of the Company was R$12,553,418, which is composed of 812,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$92,947, made on July 22, 2009.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 (one billion) common book-entry shares with no par value.

21.1.1.	Breakdown of capital stock by nature

	09.30.21	12.31.20
Common shares	812,473,246	812,473,246
Treasury shares	(4,061,680)	(4,766,084)
Outstanding shares	808,411,566	807,707,162

21.1.2.	Rollforward of outstanding shares

On September 30, 2021, the quantity of outstanding of shares was 808,411,566, in the period were delivered of 704,404 shares, in accordance with Restricted Share plan of Company.

Quantity of outstanding of shares
	09.30.21	12.31.20
Shares at the beginning of the period	807,707,162	811,759,800
Purchase of treasury shares	-	(4,836,000)
Delivery of restricted shares	704,404	783,362
Shares at the end of the period	808,411,566	807,707,162

21.2.	Capital reserves and Other equity transactions

For better presentation of the transactions, the balance priorly presented in Capital reserves was split between Capital reserves and Other equity transactions. In the current presentation, Capital reserves contemplate only the balances related with results on the sale and exchange of stocks, in compatibility with the Law 6.404/1976 (“Lei das S.A”) - Brazilian Corporate Law.

	09.30.21	12.31.20
Capital reserves	141,834	141,834
Other equity transactions	(80,313)	246
Share-based payments	213,825	214,711
Acquisition of non-controlling entities	(293,918)	(214,245)
Capital transactions with controlled entities	(220)	(220)
	61,521	142,080

21.3.	Treasury shares

The Company has 4,061,680 shares held in treasury, with an average cost of R$26.00 (twenty-six Brazilian Reais) per share, and corresponding market value of R$110,031, in the period were delivered of 704,404 shares, in accordance with Restricted Share plan of Company.

Quantity of outstanding of shares
	09.30.21	12.31.20
Shares at the beggining of the period	4,766,084	713,446
Purchase of treasury shares	-	4,836,000
Delivery of restricted shares	(704,404)	(783,362)
Shares at the end of the period	4,061,680	4,766,084

On September 30, 2021, the Company’s Board of Directors approved the Company’s share buyback program up to the limit of 3,696,858 (three million, six hundred and ninety-six thousand, eight hundred and fifty-eight) common shares, in a 18-month term. The goal of the program is to comply with the obligations assumed by the Company under the Restricted Stock Plan.

In October 2021, the Company purchased 1,232,300 (one million, two hundred and thirty-two thousand, three hundred) common shares at the cost of R$27,722.